Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2025
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

As of March 31, 2025, the Company’s subsidiaries are detailed in the table as follows:

Name of Company	Place of incorporation	Attributable equity interest %	Issued capital
Grande Capital Limited	Hong Kong	100	HK$	12,000,000
Grande Securities	Hong Kong	51	HK$	100

Principles of consolidation and basis of presentation

The accompanying consolidated financial statements include the accounts of the Company and its subsidiary (collectively the “Company”). Management has eliminated all significant inter-company balances and transactions in preparing the accompanying consolidated financial statements.

Management has prepared the accompanying consolidated financial statements and these notes in accordance to generally accepted accounting principles in the United States (“U.S. GAAP”). The Company maintains its general ledger and journals with the accrual method accounting.

Use of estimates

The preparation of the consolidated financial statements in conformity with the U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Significant estimates include revenue recognition. Management makes these estimates using the best information available when the calculations are made; however, actual results could differ materially from those estimates.

Accounting for the impairment of long-lived assets

The Company annually reviews its long-lived assets for impairment or whenever events or changes in circumstances indicate that the carrying amount of assets may not be recoverable. Impairment may become obsolete from a difference in the industry, introduction of new technologies, or if the Company has inadequate working capital to utilize the long-lived assets to generate adequate profits. Impairment is present if the carrying amount of an asset is less than its expected future undiscounted cash flows.

If an asset is considered impaired, a loss is recognized based on the amount by which the carrying amount exceeds the fair market value of the asset. Assets to be disposed of are reported lower the carrying amount or fair value fewer costs to selling. No impairment of long-lived assets was recognized for the years ended March 31, 2025, 2024 and 2023.

General and administrative expenses

General and administrative expenses include employee benefit expense, depreciation and other office expenses.

Cash and cash equivalents

The Company considers bank deposit and all highly liquid investments with original maturities of three months or less when purchased to be cash and cash equivalents. Cash consists primarily of cash in accounts held at financial institutions.

Lease

ASC 842 generally requires lessees to recognize operating and finance lease liabilities and corresponding right-of-use (“ROU”) assets on the consolidated balance sheets and to provide disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements. Leases that transfer substantially all of the benefits and risks incidental to the ownership of assets are accounted for as finance leases as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases.

Lease terms used to calculate the present value of lease payments generally do not include any options to extend, renew, or terminate the lease, as the Company does not have reasonable certainty at lease inception that these options will be exercised. The Company generally considers the economic life of its operating lease ROU asset to be comparable to the useful life of similarly owned assets. The Company has elected the short-term lease exception, therefore operating lease ROU asset and liability do not include leases with a lease term of twelve months or less. Its leases generally do not provide a residual guarantee. The operating lease ROU asset also excludes lease incentives. Lease expense is recognized on a straight-line basis over the lease term. The Company also adopted the practical expedient that allows lessees to treat the lease and non-lease components of a lease as a single lease component.

As of March 31, 2025 and 2024, there were approximately $0.2 million and $0.3 million ROU assets and approximately $0.2 million and $0.3 million lease liability based on the present value of the future minimum rental payments of leases, respectively. The Company’s management believes that using the Hong Kong Dollar Prime Rate at 5.88%, 5.88% and 5.25% during the years ended March 31, 2025, 2024 and 2023, was the most indicative rate of the Company’s incremental borrowing cost for the calculation of the present value of the lease payments.

The Company evaluates the impairment of its ROU asset consistently with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances indicate that the carrying value of the assets may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the assets from the expected undiscounted future pre-tax cash flows of the related operations. As of March 31, 2025, 2024 and 2023, the Company did not recognize any impairment loss against its ROU asset.

Commitments and contingencies

From time to time, the Company is a party to various legal actions arising in the ordinary course of business. The majority of these claims and proceedings related to or arise from commercial disputes. The Company first determine whether a loss from a claim is probable, and if it is reasonable to estimate the potential loss. The Company accrues costs associated with these matters when they become probable, and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. Also, the Company disclose a range of possible losses, if a loss from a claim is probable but the amount of loss cannot be reasonably estimated, which is in line with the applicable requirements of ASC 450, “Contingencies”. The Company’s management does not expect any liability from the disposition of such claims and litigation individually or in the aggregate would have a material adverse impact on the Company’s consolidated financial position, results of operations and cash flows.

Related parties

The Company adopted ASC 850, “Related Party Disclosures”, for the identification of related parties and disclosure of related party transactions. Per ASC 850-10-50-5: “Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free-market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated.”

Foreign currency

The accompanying consolidated financial statements are presented in United States dollar (“$”). The functional currency of the Company and all the other subsidiaries is $ or Hong Kong Dollar (“HK$”).

The consolidated financial statements of the Company are translated from the functional currency into $. Assets and liabilities denominated in HK$ are translated into $ using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into $ at the appropriate historical rates. Revenues, expenses, gains and losses are translated into $ at the average rates of exchange for the year. The resulting foreign currency translation adjustments are recorded in accumulated other comprehensive loss as a component of shareholders’ equity.. The year-end and year-average exchange rates are as follows:

	March 31,
	2025		2024		2023
	Year-end	Year-average	Year-end	Year-average	Year-end	Year-average
$: HK$	7.8000	7.8000	7.8000	7.8000	7.8000	7.8000

Foreign currency transaction gains and losses are a result of the effect of exchange rate changes on transactions denominated in currencies other than the functional currency of the respective subsidiary. Foreign currency denominated financial assets and liabilities are re-measured at the balance sheet date exchange rate. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are recorded in the consolidated statements of operations.

Adoption of new accounting standard

In November, 2023, the FASB issued Accounting Standards Update No. 2023-07, Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 amends ASC 280, Segment Reporting (“ASC 280”) to expand segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the Company’s chief operating decision maker (“CODM”), the amount and description of other segment items, the title and position of the CODM, and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. ASU 2023-07 further permits disclosure of more than one measure of segment profit or loss and extends the full disclosure requirements of ASC 280 to companies with single reportable segments. The Company adopted ASU 2023-07 on April 1, 2024, which was applied retrospectively to all prior periods presented. See Note 18 for further information.

Accounts receivables, net

Accounts receivable, net includes amounts billed under the contract terms. The amounts are stated at amortized cost less an allowance for expected credit loss as needed. The Company maintains an allowance for expected credit loss to provide for the estimated number of receivables that will not be collected. The Company assess the allowance by pooling receivables that have similar risk characteristics and evaluates receivables individually when specific receivables no longer share those risk characteristics. The Company considers several factors in its estimate of the allowance, including knowledge of a client’s financial condition, its historical collection experience, and other factors relevant to assessing the collectability of such receivables. Bad debts are written off against allowances.

Leasehold improvement and equipment, net

Leasehold improvement and equipment are carried at cost less accumulated depreciation. Depreciation is provided over their estimated useful lives, using the straight-line method. The Company typically applies a salvage value of 0%. The estimated useful lives of leasehold improvement and equipment are as follows:

Leasehold improvement	the lesser of useful life or term of lease
Office equipment and others	4 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts, and any gain or loss are included in the Company’s results of operations. The costs of maintenance and repairs are recognized as incurred; significant renewals and betterments are capitalized.

Deferred initial public offering (“IPO”) costs

Deferred IPO costs consist of costs incurred in connection with the Company’s planned IPO in the United States. These costs, together with the underwriting discounts and commissions, will be charged to additional paid-in capital upon completion of the planned IPO or charged to consolidated statements of operations if the planned IPO is not completed. As of March 31, 2025 and 2024, the Company had deferred IPO costs of $883,293 and $325,291, respectively.

Revenue recognition

Revenue from contracts with customers

The Company follows the rules and guidance set out under ASC 606, when recognizing revenue from contracts with customers. The core principle of ASC 606 requires an entity to recognize revenues to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied. In according with ASC 606, revenues are recognized when the Company satisfies the performance obligations by delivering the promised services to the customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the company satisfies a performance obligation

The Company identifies each distinct service as a performance obligation. The recognition and measurement of revenues is based on the assessment of individual contract terms. The Company applies a practical expedient to expense costs as incurred for those suffered in order to obtain a contract with a customer when the amortization period would have been one year or less. The Company has no material incremental costs of obtaining contracts with customers that the Company expects the benefit of those costs to be longer than one year, which need to be recognized as assets. The Company has elected to apply the practical expedient in paragraph ASC 606-10-50-14 and does not disclose information about remaining performance obligations that have original expected durations of one year or less.

Grande Capital is a licensed corporation under the Hong Kong Securities and Futures Ordinance to carry out regulated activities Type 1 “Dealing in securities” and Type 6 “Advisory on corporate finance” under the Hong Kong Securities and Futures Ordinance. The Company’s principal revenue streams include:

IPO sponsorship services

The Company enters into an agreement with its customers for advising and guiding listing applicants throughout the IPO process with various services, such as coordinating the listing progress, conducting due diligence, performing all duties of a sponsor as required under the applicable rules and regulations and acting as the primary channel of communication with the regulators such as the Stock Exchange of Hong Kong (the “Hong Kong Exchange”) and the Securities and Futures Commission of Hong Kong concerning the listing, in return for a sponsor’s fee.

The Company charged a fixed fee payable by progress payment based on achievement of certain milestones as specified in the service agreements with an initial deposit of 20% in average.

The services carried out by the Company in its role as sponsor are usually highly interdependent and interrelated and therefore, in accordance with ASC 606-10-25-21 (c), these services also fail to satisfy the criterion in ASC 606-10-25-19 (b) of being distinct from one another within the context of the contract. Therefore, the Company accounts for all of the sponsorship services promised in the contract as a single performance obligation.

Following the fact pattern provided, the sponsorship services does not meet criterion ASC 606-10-25-27 (a) because the listing applicant does not simultaneously receive and consume the benefits provided by the sponsor’s performance during the IPO process. The listing applicant only receives the benefits when the sponsor completes all of its services and the shares are successfully listed on the Hong Kong Exchange or another outcome. Applying paragraph 3A.18 of the Main Board Listing Rules of Hong Kong, “for the avoidance of doubt, a replacement sponsor shall not be regarded as having satisfied any of the obligations of a sponsor by virtue of work performed by a predecessor sponsor”, thus the performance obligation does not meet the condition in ASC 606-10-55-6 to be considered satisfied over time because a replacement sponsor would need to substantially re-perform all of the work performed by the existing sponsor, including reperformance of the due diligence work and coordination with other professional parties. Even if some of the work done by other professional parties (such as lawyers and auditors) has been completed, this work is not part of the role of the sponsor. The sponsor will still need to coordinate with other professional parties and perform its own due diligence on the information provided by these parties.

The sponsorship services also do not meet criterion ASC 606-10-25-27 (b) because there is no asset controlled by the listing applicant during the period.

The agreements entered into prior to April 1, 2024 do not have a right to payment clause. The initial deposit normally only represents 20% in average of the total contract price and so it is not sufficient to cover the Company’s estimated costs incurred during the period before the achievement of the next milestone as specified in the service agreements. Consequently, the Company does not have an enforceable right to payment for its performance completed to date under these agreements and thus criterion ASC 606-10-25-27 (c) is not met.

As a result, the services fee income is recognized at the point in time when the Company completes its sponsorship services.

For an agreement entered into since April 1, 2024, it has a right to payment clause, meaning the Company has a contractual right to receive payment pro-rata to its performance completed to date. Also, the Company’s performance does not create an asset with an alternative use to the Company. Consequently, the Company has an enforceable right to payment for its performance completed to date under the agreement and thus criterion ASC 606-10-25-27 (c) is met.

As a result, the services fee income is recognized over time and the Company uses an input method based on project labor hours incurred to date compared to total estimated project labor hours to measure its progress toward complete satisfaction of the performance obligation. The input method is the most representative depiction of the Company’s performance because it directly measures the value of the services transferred to the customer.

The Company considers the milestone payments as variable consideration because the amount it expects to receive can vary depending on the achievement of the future milestones. The Company uses the most likely amount method to estimate the variable consideration in its contract applying ASC 606-10-32-8 because it is the method that the Company expects to better predict the amount of consideration to which it will be entitled. However, given that the milestone payments are significant and the successful submission of the listing application is largely not within the control of the Company and subject to significant uncertainty, the Company determines that the probable criterion in ASC 606-10-32-11 is not met for the milestone payment. Nevertheless, the agreement contains a right to payment clause which entitles the Company to an enforceable right to payment for its performance completed to date at all times throughout the duration of the contract even if the respective next milestones are not achieved. Therefore, the Company applies its judgement and estimates the transaction price at contract inception. At each reporting date, the Company considers any change in expected outcome and updates its estimation of the transaction price (including updating its estimate of variable consideration and whether that estimate is constrained) by applying ASC 606-10-32-14.

Underwriting and placing services

The Company enters into the same agreement with the IPO services with its customers for underwriting syndicates for certain of those IPOs that the Company acted as sponsors, in return for underwriting commissions.

The underwriting and placing service are identified as a separate performance obligation. Placing commission income is recognized at a point in time when the performance obligation has been satisfied by the completion of provision of placing services under the respective engagement terms, which is typically at the closing of the transaction. The customer of the Company is the securities issuers. The placing commitment, as stated in the placing agreement with securities issuers, is that the Company is an agent to provide placing services by using its reasonable best efforts to procure potential subscribers to subscribe the funds raised by securities issuers. The Company is under no obligation to purchase the securities if the subscribers do not subscribe to any or all the securities. The Company is not primarily responsible for fulfilling the promise to provide the specified good or service to customers. The Company has no inventory risk before or after the specified good or service has been transferred to a customer. The Company has no discretion in setting prices to customers.

Underwriting and placing commission income are generally charged at fixed rate with reference to size of funds raised in the transaction, subject to determination of securities issuers and the transaction price includes variable consideration. The Company estimates the amount of variable consideration to be included in the transaction price and recognizes revenue to the extent that it is probable that a significant reversal of cumulative revenue will not occur when the uncertainty associated with the performance-based fees is resolved. The Company does not receive or not entitled to any compensation if the related underwriting and placing transaction are not completed.

Referral services

Referral income generated by provision of referral services by acting as agent to corporate customers. The Company refers clients to corporate customers and earns referral income. The Company enters into distinct referral agreements with corporate customers for the provision of referral services. The referral service is distinct and is identified as one performance obligation. The transaction price is a variable consideration as the consideration is determined to be a fixed percentage of subscription amount in the transaction of fundraising activities. Revenue from providing referral services to corporate customers is recognized at a point in time when the transaction and the performance is completed, which is generally at the completion of fundraising activities.

General advisory services

The Company enters into an agreement with its customers for general advisory services mainly include (i) advisory works for companies listed on the Hong Kong Exchange as well as their shareholders, advising them on the terms and structures of proposed transactions, such as takeovers, and the relevant implications of the Hong Kong regulatory framework, which primarily included the Main Board Listing Rules of Hong Kong and Hong Kong Takeovers Codes, in relation to the transactions; and (ii) project coordination works for clients pursuing listing on other stock exchanges, such as the U.S. exchanges.

The Company charged a fixed fee payable by progress payment based on achievement of certain milestones as specified in the service agreements with an initial deposit of 30% in average.

The services carried out by the Company can vary from project to project and generally involves a series of tasks which are usually highly interdependent and interrelated and are not separable or distinct as the Company’s customers cannot benefit from any standalone task and therefore, in accordance with ASC 606-10-25-21 (c) and ASC 606-10-25-19 (b), the Company generally accounts for all of the general advisory services promised in the contract as a single performance obligation.

Following the fact pattern provided, the general advisory services does not meet criterion ASC 606-10-25-27 (a) because the customer does not simultaneously receive and consume the benefits provided by the Company’s performance during the services period. The customer only receives the benefits when the Company completes all of its services.

The general advisory services also do not meet criterion ASC 606-10-25-27 (b) because there is no asset controlled by the customers during the period.

The agreements do not have a right to payment clause. The initial deposit normally only represents 30% in average of the total contract price and so it is not sufficient to cover the Company’s estimated costs incurred during the period before the next milestone instalments as specified in the service agreements. Consequently, the Company does not have an enforceable right to payment for its performance completed to date under these agreements and thus criterion ASC 606-10-25-27 (c) is not met.

As a result, the services fee income is recognized at the point in time when the Company completes its general advisory services.

Independent financial advisory services

The Company enters into an agreement with its customers for independent financial advisory services mainly include providing advice to the independent board committee and independent shareholders of companies listed on the Hong Kong Exchange rendering recommendation and opinions.

The Company charged a fixed fee payable by progress payment based on achievement of certain milestones as specified in the service agreements with an initial deposit of 37% in average.

The services carried out by the Company can vary from project to project and generally involves a series of tasks which are usually highly interdependent and interrelated and are not separable or distinct as the Company’s customers cannot benefit from any standalone task and therefore, in accordance with ASC 606-10-25-21 (c) and ASC 606-10-25-19 (b), the Company accounts for all of the independent financial advisory services promised in the contract as a single performance obligation.

Following the fact pattern provided, the independent financial advisory services does not meet criterion ASC 606-10-25-27 (a) because the customer does not simultaneously receive and consume the benefits provided by the Company’s performance during the services period. The customer only receives the benefits when the Company completes all of its services.

The independent financial advisory services also do not meet criterion ASC 606-10-25-27 (b) because there is no asset controlled by the customers during the period.

The agreements do not have a right to payment clause. The initial deposit normally only represents 37% in average of the total contract price and so it is not sufficient to cover the Company’s estimated costs incurred during the period before the next milestone instalments as specified in the service agreements. Consequently, the Company does not have an enforceable right to payment for its performance completed to date under these agreements and thus criterion ASC 606-10-25-27 (c) is not met.

As a result, the services fee income is recognized at the point in time when the Company completes its independent financial advisory services.

Compliance advisory services

The Company enters into an agreement with its customers for compliance advisory services mainly include advisory works to listed companies in Hong Kong in relation to post-listing compliance matters, in return for a monthly fee.

The services carried out by the Company can vary from project to project and generally involves a series of tasks which are usually highly interdependent and interrelated and are not separable or distinct as the Company’s customers cannot benefit from any standalone task and therefore, in accordance with ASC 606-10-25-21 (c) and ASC 606-10-25-19 (b), the Company accounts for all of the compliance advisory services promised in the contract as a single performance obligation.

Following the fact pattern provided, the compliance advisory services meet criterion ASC 606-10-25-27 (a) because the customer simultaneously receives and consumes the benefits provided by the Company’s performance during the services period, i.e. ongoing advisory services. Also, the Company concludes that the services provided each month are substantially similar and result in the transfer of substantially similar services to the customers each month. That is, the benefit consumed by the customers is substantially similar each month, even though the exact volume of services may vary.

As a result, the Company recognizes revenues from compliance advisory services on a monthly basis when it satisfies its performance obligations throughout the contract terms.

Contract assets

Contract assets include unbilled amounts resulting from advisory services, as the Company’s right to payment is conditional on completion of defined project milestones. Payment is not due until each milestone is achieved, so a contract asset (unbilled revenue) is recorded until invoicing occurs. Contract assets are generally classified as current assets given the short-term nature of these engagements. Contract assets (unbilled revenue) related to general advisory services totaled $197,165 and nil at March 31, 2025 and 2024, respectively. All contract assets are expected to be collected and are included within current assets in the accompanying consolidated balance sheets.

Contract liabilities

The Company generally requires the customers to make initial deposits upon entering into the service contracts and progressive payments throughout the contract terms before the completion of services.

Contract liabilities are recorded for any payments received on such yet to be completed performance obligations. Contract liabilities related to IPO sponsorship services, general advisory services, independent financial advisory services and compliance advisory services totaled $200,911 and $196,515 at March 31, 2025 and 2024, respectively.

Expected credit loss

ASU No. 2016-13, Financial Instruments — Credit Losses: Measurement of Credit Losses on Financial Instruments (Topic 326) requires entities to use a current lifetime expected credit loss methodology to measure impairments of certain financial assets. Using this methodology will result in earlier recognition of losses than under the current incurred loss approach, which requires waiting to recognize a loss until it is probable of having been incurred. There are other provisions within the standard that affect how impairments of other financial assets may be recorded and presented, and that expand disclosures.

Retirement benefits

Retirement benefits in the form of mandatory government-sponsored defined contribution plans are charged to either expense as incurred. During the years ended March 31, 2025, 2024 and 2023, the total amount charged to the consolidated statements of operations in respect of the Company’s costs incurred in the plan was $72,829, $62,739 and $43,030, respectively.

Income taxes

The Company recognizes deferred income tax assets or liabilities for expected future tax consequences of events recognized in the consolidated financial statements or tax returns. Under this method, deferred income tax assets or liabilities are determined based upon the difference between the consolidated financial statements and income tax bases of assets and liabilities using enacted tax rates expected to apply when the differences settle or become realized. Valuation allowances are provided when it is more likely than not that a deferred tax asset is not realizable or recoverable in the future.

The Company determines that the tax position is more likely than not to be sustained and records the largest amount of benefit that is more likely than not to be realized when the tax position is settled. The Company recognizes interest and penalties, if any, related to uncertain tax positions in income tax expense.

Income per share

The Company computes income per share following ASC Topic 260, “Earnings per share”. Basic income per share is measured as the income available to common shareholders divided by the weighted average common shares outstanding for the period, including Class A Ordinary Shares and Class B Ordinary Shares. Diluted income per share presents the dilutive effect on a per-share basis from the potential conversion of convertible securities or the exercise of options and or warrants; the dilutive impacts of potentially convertible securities are calculated using the as-if method; the potentially dilutive effect of options or warranties are computed using the treasury stock method. Potentially anti-dilutive securities (i.e., those that increase income per share or decrease loss per share) are excluded from diluted income per share calculation. There were no potentially dilutive securities that were in-the-money that were outstanding during the years ended March 31, 2025, 2024 and 2023.

Segment reporting

ASC 280, Segment Reporting, establishes standards for companies to report in their financial statements information about operating segments, products, services, geographic areas, and major customers.

Based on the criteria established by ASC 280, the CODM has been identified as the Company’s chief executive officer. The CODM has determined that the Company operates as a single operating segment and uses consolidated net income as measures of profit or loss on a consolidated basis when making decisions regarding resource allocation and performance assessment. The Company’s key financial metrics used by the CODM help make key operating decisions, including allocation of budget between cost of revenue and general and administrative expenses.

Government assistance programs

Government incentives are recorded and presented in the consolidated financial statements on a gross basis as other income. The benefit is generally recorded when all conditions attached to the incentive have been met or are expected to be met and there is reasonable assurance of their receipt.

2022 Reimbursement of Maternity Leave Pay Scheme

The Hong Kong government launched the Reimbursement of Maternity Leave Pay Scheme to reimburse employers for statutory maternity leave pay (“MLP”) paid to female employees who gave birth on or after December 11, 2020. Under the scheme, employers may apply for reimbursement of the MLP for the 11th to 14th weeks of maternity leave (the four additional weeks), subject to a cap of HK$80,000 per eligible employee. The scheme opened for applications on April 1, 2021. To qualify, the Company must have employed the relevant employee and paid the full statutory maternity leave pay for all 14 weeks, the employee’s confinement must have occurred on or after December 11, 2020, and the additional four weeks of MLP must not have been covered by other government funding. All conditions relating to this grant have been fulfilled by the Company. The grant of $2,605, nil and nil was recognized as other income in the consolidated financial statements for the years ended March 31, 2025, 2024 and 2023, respectively.

2022 Employment Support Scheme

The Hong Kong government has launched the 2022 Employment Support Scheme under the Anti-epidemic Fund to provide wage subsidies to employers for three months (i.e. May, June and July 2022) to retain their current employees or even employ more staff when the business revives as soon as the epidemic situation permits. The Company is required to comply with certain covenants, including hiring sufficient number of employees. All conditions relating to these grants have been fulfilled. The grant of nil, nil and $53,846 was recognized as other income in the consolidated financial statements for the years ended March 31, 2025, 2024 and 2023, respectively.

Financial instruments

The Company’s financial instruments, including cash and cash equivalents, accounts receivable, contract assets, other current assets, accrued expenses and other current liabilities and amounts due to a related party, have carrying amounts that approximate their fair values due to their short maturities. ASC Topic 820, Fair Value Measurement requires disclosing the fair value of financial instruments held by the Company. ASC Topic 825, Financial Instruments defines fair value and establishes a three-level valuation hierarchy for disclosures of fair value measurement that enhances disclosure requirements for fair value measures. The carrying amounts reported in the consolidated balance sheets for cash and cash equivalents, accounts receivable, contract assets, other current assets, accrued expenses and other current liabilities and amounts due to a related party, each qualify as financial instruments and are a reasonable estimate of their fair values because of the short period between the origination of such instruments and their expected realization. The three levels of valuation hierarchy are defined as follows:

Level 1:	inputs to the valuation methodology used quoted prices for identical assets or liabilities in active markets.

Level 2:	inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and information that are observable for the asset or liability, either directly or indirectly, for substantially the financial instrument’s full term.

Level 3:	inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Company analyzes all financial instruments with features of both liabilities and equity under ASC 480, Distinguishing Liabilities from Equity, and ASC 815, Derivatives and Hedging.

Recent accounting pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires the annual financial statements to include consistent categories and greater disaggregation of information in the rate reconciliation, and income taxes paid disaggregated by jurisdiction. ASU 2023-09 is effective for public business entities for annual periods beginning after December 15, 2024, and interim periods within those annual periods; early adoption is permitted. Adoption is either with a prospective method or a fully retrospective method of transition. The Company plans to adopt ASU 2023-09 for the year beginning on April 1, 2025. The Company is currently evaluating the effect the updated guidance will have on its disclosures.

In November, 2024, the FASB issued ASU No. 2024-03, Expense Disaggregation Disclosures (“ASU 2024-03”). ASU 2024-03 amends ASC 220, Comprehensive Income, to expand income statement expense disclosures and require disclosure in the notes to the financial statements of specified information about certain costs and expenses. ASU 2024-03 is required to be adopted for fiscal years commencing after December 15, 2026, with early adoption permitted. The Company is currently evaluating the impact of adopting the standard on the consolidated financial statements and related disclosures.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of operations and statements of cash flows.